INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORY
Schedule of inventories

	December 31,	December 31,
	2021	2020
Stockpiled ore	$2,458	$—
In-process inventory	6,513	—
Materials and supplies	686	—
Inventory – current	$9,657	$—

Long term
Stockpiled ore	1,299	—
Inventory – long term	$1,299	$—